UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		August 12, 2009



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    75939



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC  COM STK             COMMON STOCK     013817101     1188   115000 SH       SH-OTH                    0   115000        0
D ANADARKO PETE CORP  COM STK    COMMON STOCK     032511107      227     5000 SH       SH-OTH                    0     5000        0
D ANALOG DEVICES INC  COM STK    OPTIONS - PUTS   99OBYJJT1     1239    50000 SH  PUT  SH-OTH                    0    50000        0
D CHICAGO BRIDGE & IRON C0  COM  COMMON STOCK     167250109      620    50000 SH       SH-OTH                    0    50000        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100      695    15000 SH       SH-OTH                    0    15000        0
D DIREXON FIN BEAR SEE CUSIP 254 US ETF'S - US TR 25459W607      816   175000 SH       SH-OTH                    0   175000        0
D ELECTRONIC ARTS INC  COM STK   COMMON STOCK     285512109      543    25000 SH       SH-OTH                    0    25000        0
D EXCO RESOURCES INC COM         COMMON STOCK     269279402     1292   100000 SH       SH-OTH                    0   100000        0
D FIRST SOLAR INC                COMMON STOCK     336433107      730     4500 SH       SH-OTH                    0     4500        0
D FREEPORT MCMORAN COP PER & GOL OPTIONS - CALLS  99OBYRT62     2801    55900 SH  CALL SH-OTH                    0    55900        0
D GOOGLE INC CL A COM STK        OPTIONS - CALLS  99OBYTD81     5270    12500 SH  CALL SH-OTH                    0    12500        0
D INTEL CORP  COM STK            COMMON STOCK     458140100      828    50000 SH       SH-OTH                    0    50000        0
D INTL BUSINESS MACHS CORP COM   OPTIONS - PUTS   99OBKKGL3     1566    15000 SH  PUT  SH-OTH                    0    15000        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99OBYQP19     3868   120000 SH  PUT  SH-OTH                    0   120000        0
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99OC0Z6M9     5157   160000 SH  PUT  SH-OTH                    0   160000        0
D ISHARES MSCI MEXICO INVEST MKT OPTIONS - PUTS   99OBZHGQ3     2580    70000 SH  PUT  SH-OTH                    0    70000        0
D ISHARES RUSSELL 2000           OPTIONS - PUTS   99OBMHB33     7662   150000 SH  PUT  SH-OTH                    0   150000        0
D ISHRES FTSE CHNA               OPTIONS - PUTS   99OBYSQY2     2686    70000 SH  PUT  SH-OTH                    0    70000        0
D JPMORGAN CHASE & CO  COM       COMMON STOCK     46625H100      409    12000 SH       SH-OTH                    0    12000        0
D JUNIPER NETWORKS INC  COM STK  OPTIONS - PUTS   99OBLRRW1      472    20000 SH  PUT  SH-OTH                    0    20000        0
D LSI CORPORATION  COM STK       COMMON STOCK     502161102      456   100000 SH       SH-OTH                    0   100000        0
D MELCO PBL ENTMT MACA U LTD ADR ADRS STOCKS      585464100     1035   230000 SH       SH-OTH                    0   230000        0
D NIKE INC CL B COM ST K         OPTIONS - PUTS   99OBKQLC4     2589    50000 SH  PUT  SH-OTH                    0    50000        0
D NUCOR CORP  COM STK            OPTIONS - CALLS  99OBL5PV3     2222    50000 SH  CALL SH-OTH                    0    50000        0
D NVIDIA CORP  COM STK           COMMON STOCK     67066G104      621    55000 SH       SH-OTH                    0    55000        0
D OSI PHARMACEUTICALS INC COM ST COMMON STOCK     671040103      706    25000 SH       SH-OTH                    0    25000        0
D PEABODY ENERGY CORP  COM STK   OPTIONS - CALLS  99OBZWJP9     3134   103900 SH  CALL SH-OTH                    0   103900        0
D PEPSI BOTTLING GROUP  INC COM  COMMON STOCK     713409100      677    20000 SH       SH-OTH                    0    20000        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408      410    10000 SH       SH-OTH                    0    10000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBWJZW8     2729    75000 SH  PUT  SH-OTH                    0    75000        0
D PROSHARES TR REAL EST PRO ETF  US ETF'S - US TR 74347R552      492    25000 SH       SH-OTH                    0    25000        0
D PROSHARES TR ULTRASH TSP500    US ETF'S - US TR 74347R883     1937    35000 SH       SH-OTH                    0    35000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      678    15000 SH       SH-OTH                    0    15000        0
D RADIOSHACK CORP DEL  COM STK   COMMON STOCK     750438103      279    20000 SH       SH-OTH                    0    20000        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102      889    12500 SH       SH-OTH                    0    12500        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103      920    10000 SH       SH-OTH                    0    10000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBWNLQ7     4598    50000 SH  PUT  SH-OTH                    0    50000        0
D SHANDA INTERACTIVE ENTMT LTD S ADRS STOCKS      81941Q203      654    12500 SH       SH-OTH                    0    12500        0
D SINA CORP COM SHS              COMMON STOCK     G81477104     2064    70000 SH       SH-OTH                    0    70000        0
D SPDR GOLD TRUST                US ETF'S - US TR 78463V107     1080    11850 SH       SH-OTH                    0    11850        0
D SUNPOWER CORP  COM STK         COMMON STOCK     867652109      532    20000 SH       SH-OTH                    0    20000        0
D US NATURAL GAS FUND LP         US ETF'S - US TR 912318102      985    71000 SH       SH-OTH                    0    71000        0
D US NATURAL GAS FUND LP         OPTIONS - CALLS  99OBL8796     2703   194900 SH  CALL SH-OTH                    0   194900        0
D US NATURAL GAS FUND LP         OPTIONS - CALLS  99OBS2HW0     1318    95000 SH  CALL SH-OTH                    0    95000        0
D YAHOO INC  COM STK             COMMON STOCK     984332106     1175    75000 SH       SH-OTH                    0    75000        0
D YINGLI GREEN ENERGY HOLD ADR   ADRS STOCKS      98584B103      407    30000 SH       SH-OTH                    0    30000        0
S REPORT SUMMARY                 46 DATA RECORDS               75939
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